UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden International Equity Fund

Schedule of Investments

as of July 31, 2007 (Unaudited)

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 97.3%

Shares	Description	Value
Australia 6.0%
87,178	APN News & Media, Ltd.	$423,996
225,055	Australia and New Zealand Banking Group, Ltd.	5,395,707
137,284	BHP Billiton Ltd.	4,372,735
101,382	Centro Properties Group	679,402
210,553	Challenger Financial Services Group, Ltd.	986,029
7,999	Cochlear, Ltd.	417,548
36,729	Commonwealth Bank of Australia	1,684,859
88,085	CSL, Ltd.	6,600,024
187,514	Downer EDI, Ltd.	1,110,632
747,158	Goodman Fielder Ltd.	1,610,543
355,852	GPT Group	1,351,612
299,042	ING Industrial Fund	629,277
89,655	Macquarie Bank, Ltd.	6,188,576
1,544,455	Macquarie Infrastructure Group	4,264,590
416,382	Mirvac Group	1,805,618
54,996	National Australian Bank, Ltd.	1,789,229
349,046	Pacific Brands, Ltd.	1,061,900
23,224	QBE Insurance Group, Ltd.	586,474
635,058	Quantas Airways, Ltd.	3,081,618
159,414	Santos, Ltd.	1,787,627
94,301	Stockland	613,939
166,452	Westfield Group	2,678,603
387,557	Westpac Banking Corp.	8,570,238
192,770	Woolworths, Ltd.	4,443,075
127,166	WorleyParsons, Ltd.	3,639,983
31,444	Zinifex, Ltd.	520,086

		66,293,920

Austria 0.1%
9,112	Voestalpine AG	758,066

Belgium 1.9%
112,874	Belgacom SA	4,569,671
122,505	Dexia	3,502,707
151,622	Fortis	5,975,890
84,786	InBev NV	6,827,662

		20,875,930

Denmark 0.9%
3,375	Carlsberg A/S	432,974
167,032	Danske Bank A/S	7,034,655
11,400	Det Ostasiatiske Kompagni A/S (The East Asiatic Company, Ltd.)	658,883
12,800	H Lundbeck A/S	329,248
4,100	Novo-Nordisk A/S	430,172
7,230	Sydbank A/S	367,022

3,800	William Demant Holding Group (The)(a)	376,540

		9,629,494

Finland 2.3%
138,650	Neste Oil Oyj	4,960,486
326,856	Nokia Oyj	9,337,185
76,217	OKO Bank PLC	1,324,952
9,741	Orion Oyj	255,131
98,800	Outokumpu Oyj (Class A)	3,060,123
64,314	Rautaruukki Oyj	4,213,852
94,928	Stora Enso Oyj (Class R)	1,631,771
37,600	UPM-Kymmene Oyj	835,483

		25,618,983

France 10.5%
125,789	Air France-KLM	5,661,878
184,857	AXA SA	7,214,026
114,556	BNP Paribas	12,592,616
34,681	Business Objects SA(a)	1,562,549
12,802	Capgemini SA	841,446
4,623	Casino Guichard Perrachon SA	450,195
11,563	CNP Assurances	1,515,852
10,423	Compagnie de Saint-Gobain	1,150,263
35,117	Compagnie Generale des Etablissements Michelin (Class B)	4,636,489
50,323	Credit Agricole SA	1,922,820
313,258	France Telecom SA	8,421,697
47,499	Lafarge SA	8,045,595
14,467	Lagardere SCA	1,142,790
69,268	Peugeot SA	5,827,851
14,161	Renault SA	2,046,565
45,732	Safran SA	1,139,132
144,235	Sanofi-Aventis	12,081,504
20,398	Schneider Electric SA	2,721,752
36,465	SCOR	933,223
46,100	Societe Generale	7,923,648
22,205	Suez SA	1,167,608
10,342	Thales SA	591,655
223,182	Total SA	17,575,997
228,567	Vivendi	9,708,739

		116,875,890

Germany 8.2%
62,769	Allianz SE	13,360,319
21,850	Altana AG	514,879
87,202	BASF AG	11,278,440
111,117	Commerzbank AG	4,784,746
20,483	Continental AG	2,961,031
18,643	DaimlerChrysler AG	1,688,301
81,379	Deutsche Bank AG	11,088,519
28,565	Deutsche Lufthansa AG	802,293
65,453	E.ON AG	10,263,949
30,670	Hypo Real Estate Holding AG	1,878,389
2,999	MAN AG	434,771
31,549	Muenchener Rueckversicherungs-Gesellschaft AG	5,429,733

36,551	RWE AG	3,872,587
18,218	Salzgitter AG	3,700,879
62,793	Siemens AG	7,947,448
76,408	Suedzucker AG	1,456,321
137,890	ThyssenKrupp AG	7,641,219
14,126	Wincor Nixdorf AG	1,249,767

		90,353,591

Greece 0.6%
19,170	Coca-Cola Hellenic Bottling Co. SA	854,007
16,280	Cosmote Mobile Telecommunications SA	487,400
81,948	National Bank of Greece SA	4,792,516
15,054	OPAP SA	516,106
6,175	Titan Cement Co. SA	314,579

		6,964,608

Hong Kong 1.2%
76,000	Cheung Kong Infrastructure Holdings Ltd.	270,417
59,000	CLP Holdings, Ltd.	396,004
218,100	Esprit Holdings, Ltd.	2,914,639
206,652	Hong Kong Exchanges and Clearing, Ltd.	3,372,139
114,000	Hong Kong Electric Holdings, Ltd.	565,501
78,000	Hopewell Holdings	336,783
71,500	Orient Overseas International, Ltd.	851,140
188,000	Swire Pacific, Ltd. (Class A)	2,127,940
600,000	Wharf Holdings, Ltd.	2,476,974

		13,311,537

Ireland 0.5%
47,743	Allied Irish Banks PLC	1,239,477
129,884	Anglo Irish Bank Corp. PLC	2,405,416
87,982	Bank of Ireland	1,643,188
6,461	CRH PLC	286,754
3,409	Irish Life & Permanent PLC	81,879

		5,656,714

Italy 2.9%
68,072	Banco Popolare di Verona e Novara Scrl(a)	1,681,055
224,053	Enel SpA	2,312,906
206,392	ENI SpA	7,223,035
122,376	Fiat SpA	3,599,050
12,875	Fondiaria-SAI SpA	614,545
19,510	Italcementi SpA	535,150
46,630	Lottomatica SpA	1,720,854
1,874,683	Telecom Italia SpA	4,045,374
1,259,363	UniCredito Italiano SpA	10,683,184

		32,415,153

Japan 21.0%
13,250	Aiful Corp.	332,396
96,400	Aisin Seiki Co., Ltd.	3,788,332
233,000	Amada Co., Ltd.	2,720,213

27,300	Asahi Breweries, Ltd.	388,631
93,000	Asahi Glass Co., Ltd.	1,245,155
22,800	Astellas Pharma, Inc.	936,695
106,400	Bridgestone Corp.	2,245,415
96,594	Canon, Inc.	5,105,411
42,800	Coca-Cola West Japan Co., Ltd.	892,895
73,000	COMSYS Holdings Corp.	809,255
43,300	Daito Trust Construction Co., Ltd.	2,149,663
4,400	Fanuc Ltd.	476,269
54,400	FUJIFILM Holdings Corp.	2,381,552
78,900	Hitachi Construction Machinery Co., Ltd.	3,129,518
99,853	Hokkaido Electric Power Co., Inc.	2,066,128
20,274	Honda Motor Co., Ltd.	736,138
541,000	Itochu Corp.	6,786,572
73,000	JGC Corp.	1,502,156
94,000	Joyo Bank, Ltd. (The)	546,343
88,500	JS Group Corp.	1,668,174
153,000	Kamigumi Co., Ltd.	1,322,077
274,000	Kawasaki Kisen Kaisha, Ltd.	3,750,418
314	KDDI Corp.	2,082,980
287,700	Komatsu, Ltd.	9,080,109
40,000	Komori Co.	916,653
27,200	Kyocera Corp.	2,643,848
112,000	Kyowa Hakko Kogyo Co., Ltd.	1,128,867
63,600	Makita Corp.	2,938,834
476,222	Marubeni Corp.	4,566,363
454,000	Matsushita Electric Industrial Co., Ltd.	8,300,621
593,343	Mitsubishi Chemical Holdings Corp.	5,393,367
68,000	Mitsubishi Gas Chemical Co., Inc.	591,214
87,000	Mitsubishi Materials Corp.	556,467
111	Mitsubishi UFJ Financial Group, Inc.	1,184,578
293,000	Mitsui & Co., Ltd.	6,885,657
512,000	Mitsui O.S.K. Lines, Ltd.	7,993,167
204,000	Mitsui Trust Holdings, Inc.	1,803,252
588	Mizuho Financial Group, Inc.	4,141,349
11,000	NGK Insulators, Ltd.	336,193
115,000	Nikon Corp.	3,642,073
15,200	Nintendo Co., Ltd.	7,328,362
251,500	Nippon Mining Holdings, Inc.	2,528,328
771,000	Nippon Oil Corp.	6,864,434
70,000	Nippon Shokubai Co., Ltd.	616,839
1,036	Nippon Telegraph and Telephone Corp.	4,505,731
100,000	Nippon Yusen Kabushiki Kaisha	1,008,169
157,100	Nissan Motor Co., Ltd.	1,698,024
183,753	NSK, Ltd.	1,760,400
719	NTT Data Corp.	3,010,991
54,000	Obayashi Corp.	286,004
7,000	Olympus Corp.	286,930
71,000	Onward Kashiyama Co., Ltd.	847,688
16,750	ORIX Corp.	4,020,272
152,000	Ricoh Co., Ltd.	3,294,829
93,000	Sanwa Shutter Corp.	552,240
175,000	Sekisui Chemical Co., Ltd.	1,365,411
236,000	Sekisui House, Ltd.	2,928,351
32,100	Shin-Etsu Chemical Co., Ltd.	2,370,246
36,600	Stanley Electric Co., Ltd.	866,545
143,800	Sumco Corp.	7,382,787

209,500	Sumitomo Corp.	4,057,375
58,000	Sumitomo Heavy Industries, Ltd.	709,793
974,000	Sumitomo Metal Industries, Ltd.	5,608,836
207,000	Sumitomo Metal Mining Co., Ltd.	5,021,684
68,000	Suruga Bank, Ltd.	845,352
18,200	Takeda Chemical Industries, Ltd.	1,185,572
22,641	Tanabe Seiyaku Co., Ltd.	265,189
73,200	TDK Corp.	6,239,961
70,000	Teijin, Ltd.	380,179
36,800	Tokai Rika Co., Ltd.	978,539
275,900	Tokyo Electric Power Co., Inc. (The)	7,365,363
81,600	Tokyo Electron, Ltd.	5,880,801
333,000	Tokyo Tatemono Co., Ltd.	4,017,313
226,000	Tosoh Corp.	1,341,094
25,000	Toyo Suisan Kaisha, Ltd.	413,041
318,034	Toyota Motor Corp.	19,334,131
17,320	USS Co., Ltd.	1,156,650
1,191	Yahoo! Japan Corp.	369,317
48,900	Yamaha Corp.	1,066,425
105,800	Yamaha Motor Co., Ltd.	2,977,211
21,000	Yaskawa Electric Corp.	254,450

		232,155,855

Luxembourg 0.1%
14,050	Oriflame Cosmetics SA	713,060

Netherlands 3.1%
252,612	Aegon NV	4,573,940
20,678	Arcelor Mittal	1,268,062
89,447	ASML Holding NV(a)	2,634,801
25,971	Fugro NV	1,728,250
250,583	ING Groep NV	10,578,250
44,773	Koninklijke DSM NV	2,313,028
35,685	Randstad Holdings NV	2,310,622
296,482	Unilever NV	8,960,665

		34,367,618

New Zealand 0.6%
225,821	Fletcher Building, Ltd.	2,141,428
1,186,358	Telecom Corp. of New Zealand, Ltd.	4,105,140

		6,246,568

Norway 0.8%
62,809	DnB NOR ASA	827,160
272,530	Orkla ASA	5,122,588
44,850	Renewable Energy Corp. ASA(a)	1,763,851
46,100	Yara International ASA	1,225,625

		8,939,224

Portugal 1.1%
268,338	Banco BPI SA	2,473,763
515,527	Banco Comercial Portugues SA	2,625,654
96,065	Banco Espirito Santo SA	2,254,196

88,238	Cimpor Cimentos de Portugal SGPS SA	869,655
755,977	Energias de Portugal SA	4,283,099

		12,506,367

Singapore 0.7%
62,000	City Developments, Ltd.	607,851
72,000	DBS Group Holdings, Ltd.	1,076,899
1,000	Haw Par Corp., Ltd.	5,257
108,000	Jardine Cycle & Carriage, Ltd.	1,130,113
99,000	Neptune Orient Lines, Ltd.	359,647
449,000	SembCorp Marine, Ltd.	1,664,658
60,000	Singapore Airlines, Ltd.	758,157
51,000	Singapore Exchange, Ltd.	322,033
82,000	Singapore Petroleum Co., Ltd.	348,590
99,000	Singapore Press Holdings, Ltd.	291,216
79,000	Venture Corp., Ltd.	785,516

		7,349,937

South Africa
16,930	Mondi, Ltd.(a)	144,369

Spain 4.0%
49,549	Acerinox SA	1,282,133
50,780	ACS Actividades Cons y Serv	3,008,074
275,915	Banco Bilbao Vizcaya Argentaria SA	6,754,542
115,450	Banco Popular Espanol SA	2,066,127
682,970	Banco Santander Central Hispano SA	13,006,994
79,239	Ebro Puleva SA	1,755,629
5,361	Endesa SA	290,177
4,051	Fomento de Construcciones y Contratas SA	364,631
66,781	Gas Natural SDG SA	3,832,511
22,079	Gestevision Telecinco SA	600,294
140,129	Iberia Lineas Aereas de Espana	655,186
44,911	Industria de Diseno Textil SA (Inditex)(a)	2,686,460
117,275	Repsol YPF SA	4,421,073
37,870	Sacyr Vallehermoso SA	1,722,391
47,028	Telefonica SA	1,100,618
10,039	Union Fenosa SA	548,885

		44,095,725

Sweden 2.0%
11,900	Alfa Laval AB	747,372
25,700	Boliden AB	586,996
10,325	Hennes & Mauritz AB (Class B)	593,298
74,067	Husqvarna AB (Class B)	1,020,370
199,118	Sandvik AB	4,002,982
152,887	Skandinaviska Enskilda Banken AB (Class A)	5,225,739
167,500	Svenska Cellulosa AB (Class B)	2,956,914
172,600	Svenska Handelsbanken AB (Class A)	4,949,326
70,700	Swedish Match AB	1,377,760
9,800	Trelleborg AB (Class B)	248,001
32,100	Volvo AB (Class B)	590,114

		22,298,872

Switzerland 7.2%
434,494	ABB, Ltd.	10,449,037
168,483	Credit Suisse Group	10,990,471
8,380	Geberit AG	1,366,207
22,292	Holcim, Ltd.	2,361,513
22,859	Nestle SA	8,781,918
80,731	Novartis AG	4,354,609
8,652	Phonak Holding AG	830,494
2,047	Rieter Holding AG	1,079,250
55,843	Roche Holding AG	9,890,148
31,014	Swatch Group AG	1,809,186
4,496	Swiss Life Holding	1,107,937
84,034	Swiss Reinsurance Co.	7,210,325
12,979	Swisscom AG	4,417,340
142,781	UBS AG	7,904,541
25,111	Zurich Financial Services AG	7,317,146

		79,870,122

United Kingdom 21.6%
29,514	3i Group PLC	639,156
96,867	Anglo American PLC	5,623,978
213,784	AstraZeneca PLC	11,049,000
241,882	Aviva PLC	3,361,423
38,377	Balfour Beatty PLC	331,933
336,323	Barclays PLC	4,724,023
149,760	Barratt Developments PLC	2,805,270
62,455	Bellway PLC	1,558,997
279,337	BHP Billiton PLC	8,195,912
47,226	Bovis Homes Group PLC	735,100
854,257	BP PLC	9,896,127
80,074	British Airways PLC(a)	638,758
19,394	British American Tobacco PLC	626,736
52,041	British Land Co. PLC	1,297,434
976,855	BT Group PLC	6,191,087
208,300	Capita Group PLC	3,018,342
18,987	Carnival PLC	828,251
1,040,681	Centrica PLC	7,543,084
83,441	Charter PLC(a)	1,936,730
29,049	Close Brothers Group PLC	472,386
61,006	Daily Mail & General Trust	882,838
71,958	Firstgroup PLC	919,187
425,240	GlaxoSmithKline PLC	10,762,091
72,786	Hays PLC	235,718
479,577	HBOS PLC	9,338,729
1	Henderson Group PLC	3
364,398	Home Retail Group	3,026,315
497,725	HSBC Holdings PLC	9,222,944
189,022	Imperial Tobacco Group PLC	8,285,901
19,363	Inchcape PLC	179,433
67,772	International Power PLC	563,388
70,999	J Sainsbury PLC	821,357
620,802	Kingfisher PLC	2,663,106
816,244	Legal & General Group PLC	2,300,963
280,194	Lloyds TSB Group PLC	3,151,794
40,829	Marks & Spencer Group PLC	519,684

141,007	Michael Page International PLC	1,546,588
42,325	Mondi PLC(a)	371,163
237,933	National Grid PLC	3,373,168
34,692	Next PLC	1,324,695
19,232	Northern Rock PLC	314,855
437,638	Old Mutual PLC	1,434,212
30,561	Persimmon PLC	714,766
197,843	Reckitt Benckiser PLC	10,585,841
108,995	Resolution PLC	1,449,846
135,717	Rio Tinto PLC	9,791,510
253,835	Rolls-Royce Group PLC	2,604,646
1,245,164	Royal & Sun Alliance Insurance Group PLC	3,337,965
1,179,090	Royal Bank of Scotland Group PLC	14,038,082
357,344	Royal Dutch Shell PLC	13,916,471
360,197	Royal Dutch Shell PLC (Class B)	14,243,261
102,555	SABMiller PLC	2,630,208
69,362	Scottish & Newcastle PLC	829,783
46,213	Tate & Lyle PLC	529,084
405,406	Taylor Woodrow PLC	2,670,759
1,221,216	Tesco PLC	10,030,652
10,646	Trinity Mirror PLC	108,777
37,878	Unilever PLC	1,181,371
4,394,723	Vodafone Group PLC	13,211,296
10,518	William Hill PLC	127,972
145,505	WPP Group PLC	2,085,176
36,959	Xstrata PLC	2,355,773
55,210	Yell Group PLC	515,003

		239,670,101

	Total common stocks (cost $900,944,024)	1,077,111,704

PREFERRED STOCK 0.6%

Germany
3,400	Porsche AG (cost $4,667,664)	6,176,679

	Total long-term investments (cost $905,611,688)	1,083,288,383

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.3%
U.S. GOVERNMENT SECURITIES 0.2%

United States
$2,550	United States Treasury Bills, 4.58%, 9/20/2007(b)(c) (cost $2,533,761)	2,533,078
Shares
Affiliated Money Market Mutual Fund 0.1%
1,083,743	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,083,743)(d)	1,083,743

	Total short-term investments (cost $3,617,504)	3,616,821

Total Investments 98.2% (cost $909,229,192)(e)(g)	1,086,905,204
Other assets in excess of liabilities(f) 1.8%	19,702,975

Net Assets 100.0%	$1,106,608,179

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$909,995,045	$191,003,255	$14,093,096	$176,910,159

The difference between the book and tax basis is attributable to deferred losses on wash sales.

(f)	Other assets in excess of liabilities included net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at July 31, 2007	Value at Trade Date	Unrealized Depreciation
	Long Positions:

10	Hang Seng Stock Index	Aug-07	$1,483,415	$1,483,605	$(190)
119	Nikkei 225 Index	Sep-07	10,198,300	10,565,009	(366,709)
115	DJ Euro Stoxx 50 Index	Sep-07	6,809,594	6,938,012	(128,418)
15	Share Price Index 200	Sep-07	1,956,880	2,029,266	(72,386)
38	FTSE 100 Index	Sep-07	4,903,786	5,093,537	(189,751)

					$(757,454)

(g)	As of July 31, 2007, 330 securities representing $1,065,127,888 and 98% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2007 was as follows:

Commercial Banks	15.2%
Oil, Gas & Consumable Fuels	7.6
Metals & Mining	5.8
Insurance	5.6
Pharmaceuticals	4.8
Automobiles	4.0
Capital Markets	3.4
Diversified Telecommunication Services	3.4
Electric Utilities	2.6
Machinery	2.6
Household Durables	2.5
Chemicals	2.4
Food Products	2.3
Diversified Financial Services	2.0
Trading Companies & Distributors	2.0
Auto Components	1.5
Food & Staples Retailing	1.4
Media	1.4
Multi-Utilities	1.4
Semiconductors & Semiconductor Equipment	1.4
Wireless Telecommunication Services	1.4
Construction Materials	1.3
Electrical Equipment	1.3
Marine	1.3
Beverages	1.2
Industrial Conglomerates	1.2
Airlines	1.0
Household Products	1.0
Electronic Equipment & Instruments	0.9
Specialty Retail	0.9
Tobacco	0.9
Communications Equipment	0.8
Office Electronics	0.8
Real Estate Investment Trusts	0.8
Real Estate Management & Development	0.8
Software	0.8
Commercial Services & Supplies	0.7
Construction & Engineering	0.7
Aerospace & Defense	0.6
Biotechnology	0.6
Leisure Equipment & Products	0.6
Building Products	0.5
Energy Equipment & Services	0.5
Paper & Forest Products	0.5
Transportation Infrastructure	0.5
Consumer Finance	0.4
Gas Utilities	0.3
Hotels, Restaurants & Leisure	0.3
Internet & Catalog Retail	0.3
IT Services	0.3
Distributors	0.2
Health Care Equipment & Supplies	0.2
Multiline Retail	0.2
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.2
U.S. Government Security	0.2
Affiliated Money Market Mutual Fund	0.1
Computers & Peripherals	0.1
Independent Power Producers & Energy Traders	0.1
Personal Products	0.1
Road & Rail	0.1

98.2
Other assets in excess of liabilities	1.8

100.0%

Dryden International Value Fund

SCHEDULE OF INVESTMENTS

as of July 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS

Australia 2.8%
155,688	Bluescope Steel Ltd.	$1,438,799
47,400	Commonwealth Bank of Australia	2,174,366
97,400	CSR Ltd.	274,731
186,200	Pacific Brands Ltd.	566,475
400,200	Qantas Airways Ltd.	1,941,970
59,235	Santos Ltd.	664,246
344,703	Telestra Corp. Ltd.	1,345,197
66,800	Zinifex Ltd.	1,104,877

		9,510,661

Austria 0.4%
14,700	Voestalpine AG	1,222,956

Belgium 0.6%
9,428	Dexia	269,569
45,800	Fortis	1,805,119

		2,074,688

Brazil 0.7%
53,477	Empresa Brasileira de Aeronautica SA, ADR	2,311,811

Canada 3.5%
58,900	Canadian Natural Resources Ltd.	4,042,060
42,900	Potash Corp. of Saskatchewan, Inc.	3,463,746
94,244	Rogers Communications, Inc. (Class B Stock)	4,259,885

		11,765,691

China 4.7%
1,109,900	China Coal Energy Co. *	2,054,625
1,154,410	China Merchants Bank Co. Ltd. (Class H Stock)	4,131,684
423,804	China Mobile Ltd.	4,869,622
2,338,312	China Petroleum and Chemical Corp. (Class H Stock)	2,481,187
1,907,700	Country Garden Holdings Co. Ltd. *	2,340,078

		15,877,196

Denmark 1.9%
9,700	Carlsberg A/S (Class B Stock)	1,244,400
24,445	Danske Bank A/S	1,029,516
39,741	Novo Nordisk A/S	4,169,629

		6,443,545

Finland 3.1%
119,100	Fortum Oyj	3,842,190
122,900	Nokia Oyj	3,510,843
29,300	Rautaruukki Oyj	1,919,735
62,800	Stora Enso Oyj	1,079,505

		10,352,273

France 9.1%
35,450	Air Liquide	4,585,087
510	Arkema *	33,003
39,400	AXA SA	1,537,581
27,223	BNP Paribas	2,992,500
3,700	Ciments Francais	840,976
6,996	CNP Assurances	917,141
15,600	Compagnie Generale des Establissements Michelin (Class B Stock)	2,059,664
23,100	Credit Agricole SA	882,641
113,600	France Telecom SA	3,054,047
49,100	JC Decaux SA	1,524,091
33,933	LVMH Moet Hennessy Louis Vuitton SA	3,792,287
20,000	Natixis SA	443,310
17,718	PSA Peugeot Citroen SA	1,490,701
8,005	Renault SA	1,156,892
6,400	Schneider Electric SA	853,967
4,300	Societe Generale	739,082
15,500	Thales SA	886,739
20,400	Total SA	1,606,538
9,100	Valeo SA	466,556
23,600	Vivendi	1,002,447

		30,865,250

Germany 5.9%
12,300	Altana AG	288,837
50,000	BASF AG	6,466,847
13,800	DaimlerChrysler AG	1,249,908
19,500	Deutsche Bank AG	2,641,319
40,200	Deutsche Telekom AG	693,555
27,600	E.ON AG	4,343,069
40,000	ThyssenKrup AG	2,213,374
20,619	TUI AG *	582,538
8,500	Volkswagen AG	1,532,504

		20,011,951

Greece 0.7%
74,036	OPAP SA	2,538,222

Guernsey 0.8%
72,594	Amdocs Ltd. *	2,627,177

Hong Kong 1.7%
989,458	Chaoda Modern Agriculture Holdings Ltd.	736,360
331,100	Citic Pacific Ltd.	1,701,654
112,848	Hong Kong Exchanges and Clearing Ltd.	1,841,449
124,847	Orient Overseas International Ltd.	1,486,186

		5,765,649

Ireland 1.3%
140,700	Allied Irish Banks PLC	3,663,974
32,900	Irish Life & Permanent PLC	787,647

		4,451,621

Israel 1.5%
122,100	Teva Pharmaceutical Industries Ltd., ADR	5,130,642

Italy 2.5%
38,600	Banco Popolare di Verona Scarl.*	953,236
75,101	Eni SpA	2,628,286
22,100	Indesit Co. SpA	485,089
565,397	Intesa Sanpaolo SpA	4,277,104

		8,343,715

Japan 14.7%
33,973	Alpine Electronics, Inc.	530,288
54,025	Alps Electric Co. Ltd.	535,467
19,253	Asahi Breweries Ltd.	274,078
97,300	Asahi Kasei Corp.	695,131
175,214	Cosmo Oil Co. Ltd.	994,924
50,000	Daiwa Securities Group, Inc.	530,451
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	871,705
38,100	Fanuc Ltd.	4,124,053
139,000	Fuji Heavy Industries Ltd.	650,969
134,756	Hitachi Ltd.	969,157
42,347	Hokkaido Electric Power Co., Inc.	876,231
53	Hokuetsu Paper Mills Ltd.	277
68,726	Honda Motor Co. Ltd.	2,495,405
19,855	Hosiden Corp.	309,415
177	Kaken Pharmaceutical Co. Ltd.	1,368
59,100	Kansai Electric Power Co., Inc. (The)	1,311,448
203,600	Kurabo Industries Ltd.	552,836
173,200	Marubeni Corp.	1,660,768
152,478	Mitsubishi Chemical Holdings Corp.	1,385,994
22,700	Nifco, Inc.	533,509
11,096	Nintendo Co. Ltd.	5,349,705
190,300	Nippon Oil Corp.	1,694,296
340	Nippon Telegraph and Telephone Corp.	1,478,715
200	Nippon Unipac Group, Inc.	650,347
29,116	Nipro Corp.	611,959
186,500	Nissan Motor Co. Ltd.	2,015,796
69,700	Nomura Holdings, Inc.	1,322,998
47	NSK Ltd.	450
1,000	NTT Docomo, Inc.	1,388,528
105,200	Oji Paper Co. Ltd.	505,899
30,644	Okasan Holdings, Inc.	193,942
7	Osaka Gas Co. Ltd.	24
2,500	Promise Co. Ltd.	67,496
99,079	Rengo Co. Ltd.	549,552
34,500	Ricoh Co. Ltd.	747,839
117,600	Shiseido Co. Ltd.	2,507,869
78,000	SMK Corp.	583,089
251	Sumitomo Osaka Cement Co. Ltd.	638
14,319	Takefuji Corp.	445,780
69,259	Tanabe Seiyaku Co. Ltd.	811,214
50,000	Toppan Printing Co. Ltd.	541,675
98,966	Toyota Motor Corp.	6,016,406
20,624	Yamada Denki Co. Ltd.	2,049,283

132,000	Yokohama Rubber Co. Ltd. (The)	943,628

		49,780,602

Liechtenstein 0.2%
2,900	Verwaltungs und Privat Bank AG	773,382

Mexico 2.4%
56,113	America Movil SA de CV Series L, ADR	3,360,046
325,200	Grupo Mexico SAB de CV	2,268,748
691,098	Wal-Mart de Mexico SA de CV Series V	2,511,093

		8,139,887

Netherlands 3.1%
29,152	ABN AMRO Holding NV	1,438,341
39,600	Aegon NV	717,021
57,300	ING Groep NV, ADR	2,418,894
103,500	Koninklijke (Royal) KPN NV	1,601,365
45,200	Royal Dutch Shell PLC (Class A Stock)	1,755,275
27,130	Schlumberger Ltd.	2,569,754

		10,500,650

New Zealand 0.2%
357,800	Air New Zealand Ltd.	723,535

Norway 0.6%
51,000	Norsk Hydro ASA	1,962,993

Portugal 0.2%
132,600	Energias de Portugal SA	751,265

Russia 1.4%
63,300	OAO Gazprom, ADR	2,750,385
485,000	Sberbank	1,983,650

		4,734,035

Singapore 0.8%
377,970	MobileOne Ltd.	528,841
248,141	Neptune Orient Lines Ltd.	901,446
114,000	Singapore Airlines Ltd.	1,440,498

		2,870,785

South Korea 1.2%
58,462	Shinhan Financial Group Co. Ltd.	3,956,354

Spain 2.0%
59,500	Banco Bilbao Vizcaya Argentaria SA	1,456,591
140,800	Banco Santander Central Hispano SA	2,681,501
56,547	Repsol YPF SA	2,131,728
21,400	Telefonica SA	500,834

		6,770,654

Sweden 1.1%
44,700	Electrolux AB, Series B	1,117,801
10,740	Husqvarna AB (Class A Shares)	146,448
156,200	Nordea Bank AB	2,516,752

		3,781,001

Switzerland 8.5%
9,400	Baloise Holding AG	880,271
2,017	Ciba Specialty Chemicals AG	122,610
37,300	Credit Suisse Group	2,433,151
1,709	Georg Fischer AG *	1,396,515
2,279	Givaudan SA	2,132,918
10,900	Nestle SA	4,187,537
59,033	Novartis AG	3,184,225
2,263	Rieter Holdings AG	1,193,133
24,825	Roche Holding AG	4,396,664
13,400	Swiss Re	1,149,753
5,000	Swisscom AG	1,701,726
4,000	Syngenta AG	754,683
70,140	UBS AG	3,883,041
4,600	Zurich Financial Services AG	1,340,403

		28,756,630

United Kingdom 19.7%
58,000	Alliance & Leicester PLC	1,210,641
512,700	Arm Holdings PLC	1,526,662
50,600	AstraZeneca PLC	2,615,160
63,200	Aviva PLC	878,287
193,571	Barclays PLC	2,718,916
296,400	BP PLC	3,433,641
166,655	Bradford & Bingley PLC	1,404,567
120,000	Brit Insurance Holdings PLC	823,185
414,700	BT Group PLC	2,628,275
70,100	Carnival PLC	3,057,901
62,100	Dairy Crest Group PLC	925,196
276,764	DSG International PLC	872,300
145,600	GKN PLC	1,130,697
37,300	GlaxoSmithKline PLC	943,999
119,800	HBOS PLC	2,332,847
560,063	Kingfisher PLC	2,402,549
272,238	Legal & General Group PLC	767,429
580,689	Lloyds TSB Group PLC	6,531,947
273,700	Marks & Spencer Group PLC	3,483,736
67,401	Next PLC	2,573,670
200,998	Northern Foods PLC	441,627
283,100	Old Mutual PLC	927,766
63,800	Reckitt Benckiser PLC	3,413,700
43,900	Rio Tinto PLC	3,167,233
354,400	Royal & Sun Alliance Insurance Group PLC	950,055
179,400	Royal Bank of Scotland Group PLC	2,135,912
78,400	Royal Dutch Shell PLC (Class B Stock)	3,100,169
135,218	SABMiller PLC	3,467,909
47,000	Tate & Lyle PLC	538,094
128,588	TT Electronics PLC	467,771
91,725	Vodafone Group PLC, ADR	2,783,854
983,000	Vodafone Group PLC	2,955,068

		66,610,763

	TOTAL LONG-TERM INVESTMENTS (cost $244,320,365)	329,405,584

SHORT-TERM INVESTMENT 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
3,394,735	Dryden Core Investment Fund - Taxable Money Market Series (a) (cost $3,394,735)	3,394,735

	TOTAL INVESTMENTS(b)—98.3% (cost $247,715,100)	332,800,319
	Other assets in excess of liabilities (c)—1.7%	5,871,644

	NET ASSETS —100%	$338,671,963

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	The United States federal income tax basis of the Portfolio’s investments was $248,138,306; accordingly, net unrealized appreciation on investments for federal income tax purposes was $84,662,013 (gross unrealized appreciation - $90,154,692; gross unrealized depreciation - $5,492,679). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(c)	Other assets in excess of liabilities includes net unrealized appreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contract outstanding at July 31, 2007:

Sale Contract		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Mexican Peso
Expiring 12/06/07	MXP	72,500	$6,664,216	$6,547,930	$116,286

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as July 31, 2007 were as follows:

Financial - Bank & Trust	12.5%
Telecommunications	11.3
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	6.4
Automobile Manufacturers	4.8
Diversified Financials	4.5
Utilities	3.8
Banks	3.6
Chemicals	3.5
Metals & Mining	3.4
Insurance	3.0
Food & Beverage	2.9
Entertainment & Leisure	2.7
Retail & Merchandising	2.4
Real Estate	2.3
Electronic Components & Equipment	1.9
Automotive Parts	1.6
Financial Services	1.3
Airlines	1.2
Diversified Operations	1.1
Building Materials	1.0
Household Products / Wares	1.0
Affiliated Money Market Mutual Fund	1.0
Aerospace	1.0
Oil & Gas Exploration/Production	0.8
Semiconductors	0.8
Gaming	0.7
Cosmetics & Toiletries	0.7
Paper & Forest Products	0.6
Conglomerates	0.5
Business Services	0.5
Diversified Telecommunication Services	0.5
Semiconductor Components	0.5
Advertising	0.4
Beverages	0.4
Steel Producers/Products	0.4
Machinery & Equipment	0.4
Commercial Banks	0.3
Manufacturing	0.3
Multimedia	0.3
Transportation	0.3
Office Equipment	0.2
Paper & Related Products	0.2
Medical Supplies & Equipment	0.2
Consumer Products & Services	0.2
Clothing & Apparel	0.2
Printing	0.2
Auto/trucks Parts & Equipment	0.2
Appliances	0.1
Automobiles	0.1
Consumer Products	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.